UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915
Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2020
Date of reporting period:	4/30/2020

Item 1 – Reports to Stockholders

PGIM INCOME BUILDER FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. Jennison Associates LLC and PGIM, Inc. (PGIM) are registered investment advisers and Prudential Financial companies. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM. PGIM Fixed Income and PGIM Real Estate are units of PGIM. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Income Builder Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Income Builder Fund

June 15, 2020

PGIM Income Builder Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–13.23	–14.67	–0.38	3.23	—
Class B	–13.52	–15.51	–0.38	2.94	—
Class C	–13.52	–12.08	–0.19	2.94	—
Class R	–13.36	–10.79	0.29	3.45	—
Class Z	–13.12	–10.34	0.81	3.97	—
Class R6	–13.13	–10.36	N/A	N/A	0.59 (12/30/16)
S&P 500 Index
	–3.15	0.88	9.12	11.69	—
Bloomberg Barclays US Aggregate Bond Index
	4.86	10.84	3.80	3.96	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
Class R6 (12/30/16)
S&P 500 Index	10.37
Bloomberg Barclays US Aggregate Bond Index	5.14

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Year 1) 4.00% (Year 2) 3.00% (Year 3) 2.00% (Year 4) 1.00% (Years 5/6) 0.00% (Year 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how US stock prices in the United States have performed.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Income Builder Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	% of Net Assets
PGIM Total Return Bond Fund Class R6	Affiliated Mutual Funds	8.9%
Invesco Preferred ETF	Exchange-Traded Funds	8.0%
SPDR Bloomberg Barclays Convertible Securities ETF	Exchange-Traded Funds	7.0%
PGIM QMA International Equity Fund Class R6	Affiliated Mutual Funds	4.4%
PGIM Short Duration High Yield Income Fund Class R6	Affiliated Mutual Funds	2.8%
PGIM QMA Strategic Alpha International Equity ETF	Exchange-Traded Funds	2.7%
Energy Select Sector SPDR Fund	Exchange-Traded Funds	1.7%
iShares Core MSCI Emerging Markets ETF	Exchange-Traded Funds	0.9%
Williams Cos., Inc. (The)	Oil, Gas & Consumable Fuels	0.9%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	0.7%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Income Builder Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Income Builder Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$867.70	0.95%	$4.41
	Hypothetical	$1,000.00	$1,020.14	0.95%	$4.77
Class B	Actual	$1,000.00	$864.80	1.70%	$7.88
	Hypothetical	$1,000.00	$1,016.41	1.70%	$8.52
Class C	Actual	$1,000.00	$864.80	1.70%	$7.88
	Hypothetical	$1,000.00	$1,016.41	1.70%	$8.52
Class R	Actual	$1,000.00	$866.40	1.20%	$5.57
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02
Class Z	Actual	$1,000.00	$868.80	0.70%	$3.25
	Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52
Class R6	Actual	$1,000.00	$868.70	0.70%	$3.25
	Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 98.6%

AFFILIATED MUTUAL FUNDS 16.1%
PGIM QMA International Equity Fund (Class R6)	2,411,338	$14,636,821
PGIM Short Duration High Yield Income Fund (Class R6)	1,119,664	9,102,872
PGIM Total Return Bond Fund (Class R6)	2,054,708	29,300,135

TOTAL AFFILIATED MUTUAL FUNDS (cost $56,410,622)(w)		53,039,828

COMMON STOCKS 29.4%

Aerospace & Defense 0.7%
Lockheed Martin Corp.	5,347	2,080,304
Raytheon Technologies Corp.	5,268	341,419

		2,421,723

Banks 0.8%
BNP Paribas SA (France)	18,942	599,184
JPMorgan Chase & Co.	15,999	1,532,064
Truist Financial Corp.	9,803	365,848

		2,497,096

Biotechnology 0.5%
AbbVie, Inc.	20,185	1,659,207

Capital Markets 0.7%
CME Group, Inc.	4,049	721,572
Goldman Sachs Group, Inc. (The)	8,573	1,572,460

		2,294,032

Chemicals 0.7%
Akzo Nobel NV (Netherlands)	10,333	780,979
Hexion Holdings Corp. (Class B Stock)*	3,950	33,377
Linde PLC (United Kingdom)	7,222	1,328,776

		2,143,132

Commercial Services & Supplies 0.3%
Republic Services, Inc.	13,242	1,037,378

Consumer Finance 0.3%
American Express Co.	12,111	1,105,129

See Notes to Financial Statements.

PGIM Income Builder Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.2%
Telefonica Deutschland Holding AG (Germany)	235,493	$670,515

Electric Utilities 0.7%
Edison International	17,083	1,002,943
GenOn Energy Holdings, Inc. (Class A Stock)*^	1,853	426,190
Keycon Power Holdings LLC^	350	86,800
SSE PLC (United Kingdom)	49,460	778,858

		2,294,791

Entertainment 0.3%
Walt Disney Co. (The)	10,379	1,122,489

Equity Real Estate Investment Trusts (REITs) 8.2%
Activia Properties, Inc. (Japan)	100	294,122
Alexandria Real Estate Equities, Inc.	2,384	374,503
American Assets Trust, Inc.	18,712	529,924
American Campus Communities, Inc.	57,713	2,036,692
American Tower Corp.	3,673	874,174
Boston Properties, Inc.	5,812	564,810
Brandywine Realty Trust(a)	158,758	1,771,739
Corporate Office Properties Trust	19,898	525,705
Cousins Properties, Inc.	8,414	253,850
Dexus (Australia)	47,931	285,704
Digital Realty Trust, Inc.	4,796	716,954
Four Corners Property Trust, Inc.	60,345	1,351,125
Frasers Centrepoint Trust (Singapore)	442,241	664,218
Global Medical REIT, Inc.	139,213	1,450,599
Healthpeak Properties, Inc.(a)	43,784	1,144,514
Keppel REIT (Singapore)	1,090,992	815,774
Life Storage, Inc.	5,474	479,468
Link REIT (Hong Kong)	76,244	685,634
Mapletree Logistics Trust (Singapore)	532,946	675,945
Medical Properties Trust, Inc.(a)	49,929	855,783
MGM Growth Properties LLC (Class A Stock)	65,777	1,655,607
Nomura Real Estate Master Fund, Inc. (Japan)	288	330,904
NSI NV (Netherlands)	16,759	672,919
Omega Healthcare Investors, Inc.	53,706	1,565,530
Physicians Realty Trust	68,903	1,062,484
Prologis, Inc.	23,197	2,069,868
Realty Income Corp.	13,008	714,399
Stockland (Australia)	821,070	1,536,526

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Summit Industrial Income REIT (Canada)	66,716	$497,512
Supermarket Income REIT PLC (United Kingdom)	354,000	475,883

		26,932,869

Food & Staples Retailing 0.3%
Walmart, Inc.	7,282	885,127

Health Care Equipment & Supplies 0.9%
Abbott Laboratories	18,396	1,694,088
Zimmer Biomet Holdings, Inc.	11,877	1,421,677

		3,115,765

Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp.	4,087	766,558
Six Flags Entertainment Corp.	63,162	1,263,871

		2,030,429

Household Products 0.5%
Procter & Gamble Co. (The)	14,989	1,766,753

Independent Power & Renewable Electricity Producers 0.6%
Atlantica Yield PLC (Spain)	7,761	185,799
Brookfield Renewable Partners LP (Canada)	7,862	368,649
Clearway Energy, Inc. (Class C Stock)(a)	31,443	629,803
NextEra Energy Partners LP	12,945	651,004

		1,835,255

Insurance 0.6%
Marsh & McLennan Cos., Inc.	5,691	553,905
MetLife, Inc.	39,169	1,413,218

		1,967,123

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Starwood Property Trust, Inc.	57,313	741,630

Multi-Utilities 0.4%
Dominion Energy, Inc.	12,966	1,000,067

See Notes to Financial Statements.

PGIM Income Builder Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
DTE Energy Co.	1,404	$145,651
Sempra Energy	796	98,585

		1,244,303

Oil, Gas & Consumable Fuels 4.0%
BP PLC (United Kingdom), ADR(a)	51,985	1,237,243
Cheniere Energy Partners LP, MLP	10,343	348,869
Cheniere Energy, Inc.*	7,488	349,615
Enbridge, Inc. (Canada)	24,421	748,271
Energy Transfer LP, MLP	55,194	463,630
Enterprise Products Partners LP, MLP	46,647	819,121
EQM Midstream Partners LP, MLP	10,157	204,562
Equitrans Midstream Corp.(a)	4,250	35,615
Frontera Energy Corp. (Colombia)	2,232	7,212
Gibson Energy, Inc. (Canada)	28,114	400,518
Keyera Corp. (Canada)	6,109	90,629
Kinder Morgan, Inc.	57,245	871,841
Magellan Midstream Partners LP, MLP	11,063	455,021
MPLX LP, MLP	38,907	704,217
ONEOK, Inc.	10,597	317,168
Pembina Pipeline Corp. (Canada)	18,104	415,306
Phillips 66 Partners LP, MLP	14,851	631,910
Plains All American Pipeline LP, MLP	29,582	261,209
Plains GP Holdings LP (Class A Stock)*	3,691	33,920
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	26,969	893,483
Targa Resources Corp.	24,545	318,103
TC Energy Corp. (Canada)	10,374	477,430
TC PipeLines LP, MLP	3,278	109,813
Williams Cos., Inc. (The)(a)	153,672	2,976,627

		13,171,333

Pharmaceuticals 1.3%
AstraZeneca PLC (United Kingdom), ADR	43,009	2,248,510
Bristol-Myers Squibb Co.	28,420	1,728,220
Merck & Co., Inc.	4,158	329,896

		4,306,626

Real Estate Management & Development 0.6%
New World Development Co. Ltd. (Hong Kong)	950,758	1,119,304

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
Sun Hung Kai Properties Ltd. (Hong Kong)	38,619	$528,018
Swire Properties Ltd. (Hong Kong)	161,181	453,647

		2,100,969

Road & Rail 0.3%
Union Pacific Corp.	6,486	1,036,398

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.*	31,235	1,636,402
Intel Corp.	22,778	1,366,224
Lam Research Corp.	6,779	1,730,543
QUALCOMM, Inc.	16,467	1,295,459
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	12,799	680,011
Texas Instruments, Inc.	6,221	722,071

		7,430,710

Software 0.6%
Microsoft Corp.	10,365	1,857,512

Specialty Retail 0.3%
Lowe’s Cos., Inc.	8,601	900,955

Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	7,354	2,160,605
Western Digital Corp.	30,425	1,401,984

		3,562,589

Tobacco 0.8%
Altria Group, Inc.	41,697	1,636,607
Philip Morris International, Inc.	11,230	837,758

		2,474,365

Wireless Telecommunication Services 0.6%
Tele2 AB (Sweden) (Class B Stock)	87,643	1,136,855
Vodafone Group PLC (United Kingdom), ADR	60,754	859,061

		1,995,916

TOTAL COMMON STOCKS (cost $95,690,279)		96,602,119

See Notes to Financial Statements.

PGIM Income Builder Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
EXCHANGE-TRADED FUNDS 20.3%
Energy Select Sector SPDR Fund	145,700	$5,536,600
Invesco Preferred ETF	1,839,488	26,139,124
iShares Core MSCI Emerging Markets ETF	71,900	3,139,154
PGIM QMA Strategic Alpha International Equity ETF(g)	200,000	8,948,500
SPDR Bloomberg Barclays Convertible Securities ETF	429,742	22,875,167

TOTAL EXCHANGE-TRADED FUNDS (cost $65,177,308)		66,638,545

PREFERRED STOCKS 3.6%

Electric Utilities 0.3%
American Electric Power Co., Inc., CVT, 6.125%(a)	19,252	978,002

Equity Real Estate Investment Trusts (REITs) 2.4%
American Homes 4 Rent	46,059	1,077,320
EPR Properties	29,313	547,860
Gladstone Commercial Corp.	33,487	703,227
Investors Real Estate Trust	29,730	746,223
Monmouth Real Estate Investment Corp.	35,232	861,070
Office Properties Income Trust	34,464	787,158
PS Business Parks, Inc.	26,949	680,462
Rexford Industrial Realty, Inc.	31,506	779,458
UMH Properties, Inc.	31,575	745,802
Vornado Realty Trust	40,265	899,117

		7,827,697

Health Care Equipment & Supplies 0.5%
Danaher Corp., Series A, CVT, 4.750%	1,497	1,780,113

Multi-Utilities 0.4%
Sempra Energy, Series A, CVT, 6.000%	11,346	1,160,809

TOTAL PREFERRED STOCKS (cost $12,109,674)		11,746,621

	Interest Rate		Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITY 0.1%

Collateralized Loan Obligations
Zais CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%) (cost $495,330)	2.335	%(c)	07/20/31	495	455,956

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS 0.3%

Computers 0.0%
Everi Payments, Inc., Term Loan, 2 Month LIBOR + 10.500%^	11.500	%(c)	05/09/24	25	$24,875

Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.771	(c)	07/30/26	273	224,373

Engineering & Construction 0.0%
Landry’s Finance Acquisition Co., Term Loan, ^	—	(p)	10/04/23	75	76,500

Entertainment 0.1%
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.072	(c)	12/10/24	247	243,943
Twin River Worldwide Holdings, Inc., Term B Loan,	—	(p)	05/10/26	50	48,500

					292,443

Oil & Gas 0.1%
Chesapeake Energy Corp., Class A Loan, 2 Month LIBOR + 8.000%	9.000	(c)	05/23/24	400	138,000
CITGO Petroleum Corp., 2019 Incremental Term B Loan, 6 Month LIBOR + 5.000%^	6.000	(c)	03/28/24	99	87,120
Term B Loan, 1 Month LIBOR + 4.500%^	5.500	(c)	07/29/21	99	93,760

					318,880

Software 0.0%
Informatica LLC, Second Lien Initial Loan, 1 Month LIBOR + 7.125%	7.125	(c)	02/25/25	50	47,250
TIBCO Software, Inc., Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.660	(c)	03/03/28	100	92,000

					139,250

TOTAL BANK LOANS (cost $1,393,140)					1,076,321

See Notes to Financial Statements.

PGIM Income Builder Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BOND 0.2%

Insurance
AXA SA (France), Sr. Unsec’d. Notes, 144A (cost $630,427)	7.250%	05/15/21	623	$546,535

CORPORATE BONDS 16.3%

Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	225	108,939
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	235	193,869

				302,808

Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30	175	175,000
Sr. Unsec’d. Notes	5.805	05/01/50	225	225,000
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	750	499,338
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	50	32,446
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	450	296,424
Howmet Aerospace, Inc., Sr. Unsec’d. Notes	6.875	05/01/25	25	25,572
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	50	49,259
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	125	132,727

				1,435,766

Agriculture 0.1%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	50	46,830
Sr. Sec’d. Notes, 144A	6.125	02/01/25	225	218,253

				265,083

Apparel 0.0%
Hanesbrands, Inc., Gtd. Notes, 144A	5.375	05/15/25	15	15,000

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Manufacturers 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750%	01/15/43		75	$48,728
Sr. Unsec’d. Notes	5.291	12/08/46		450	301,122
Sr. Unsec’d. Notes	9.000	04/22/25		75	72,957
Sr. Unsec’d. Notes	9.625	04/22/30		40	39,308
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	4.200	11/06/21		25	24,660
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25		250	214,208
Sr. Sec’d. Notes, 144A	9.500	05/01/25		50	52,403

					753,386

Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26		200	149,014
Adient U.S. LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25		25	26,069
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26		75	55,811
Gtd. Notes(a)	6.500	04/01/27		225	169,568
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26		100	67,072
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		200	184,854
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		75	66,415
Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23		150	69,616

					788,419

Banks 0.3%
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	5.750	01/30/25		200	168,266
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	200	188,279
Sr. Unsec’d. Notes, 144A	6.375	07/15/26	EUR	100	89,777
Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375	02/04/30		200	167,696
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes	9.625	03/20/25		100	93,539

See Notes to Financial Statements.

PGIM Income Builder Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
TC Ziraat Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A, MTN	5.125%	09/29/23	200	$190,056
Turkiye Sinai Kalkinma Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	6.000	01/23/25	200	184,206

				1,081,819

Building Materials 0.2%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	8.000	04/15/26	100	85,020
Griffon Corp., Gtd. Notes	5.750	03/01/28	100	95,782
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	25	22,485
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	45	43,155
Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27	100	93,995
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	150	147,934
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	100	98,704
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	225	212,351

				799,426

Chemicals 0.9%
Ashland LLC, Gtd. Notes	6.875	05/15/43	50	53,282
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	425	402,084
Blue Cube Spinco LLC, Gtd. Notes	10.000	10/15/25	150	158,875
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125	07/22/41	200	181,000
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	200	169,478
Gtd. Notes(a)	7.000	05/15/25	245	230,385
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.875	06/19/29	400	406,581

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750%	08/15/24	85	$68,784
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	160	147,163
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	100	79,984
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48	225	209,152
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	125	108,356
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	200	187,353
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	125	102,305
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	115	104,989
Tronox, Inc.,
Gtd. Notes, 144A(a)	6.500	04/15/26	120	108,619
Sr. Sec’d. Notes, 144A	6.500	05/01/25	50	50,453
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	160	111,371

				2,880,214

Commercial Services 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	9.750	07/15/27	225	230,986
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	6.850	07/02/37	100	109,577
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	100	102,172
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	600	601,861
Gtd. Notes	5.250	01/15/30	225	225,553
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	180	187,490

				1,457,639

See Notes to Financial Statements.

PGIM Income Builder Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 0.2%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750%	09/01/26	428	$383,817
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	154	126,306
NCR Corp.,
Gtd. Notes, 144A	5.750	09/01/27	50	50,069
Gtd. Notes, 144A	8.125	04/15/25	25	26,507
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	25	25,000

				611,699

Distribution/Wholesale 0.0%
Anixter, Inc., Gtd. Notes	6.000	12/01/25	100	101,208

Diversified Financial Services 0.5%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	100	74,307
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	110	103,929
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	75	64,497
Gtd. Notes, 144A	9.125	07/15/26	660	632,797
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	208,877
Springleaf Finance Corp.,
Gtd. Notes	6.625	01/15/28	175	154,400
Gtd. Notes	7.125	03/15/26	425	396,426

				1,635,233

Electric 1.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A	4.000	10/03/49	200	199,757
Calpine Corp.,
Sr. Unsec’d. Notes	5.750	01/15/25	725	726,442
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	500	487,396
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes	5.750	02/14/42	200	191,271

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400%	01/28/30	200	$194,240
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	600	536,279
Sr. Unsec’d. Notes	7.125	02/11/25	200	146,100
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	200	149,218
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	460	324,271
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A	9.000	12/01/23	32	32,143
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000	06/01/24	89	89,034
Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950	09/14/26	200	188,796
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28	420	452,649
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	110	112,301
Gtd. Notes, 144A	5.625	02/15/27	275	289,784

				4,119,681

Energy-Alternate Sources 0.1%
Azure Power Solar Energy Private Ltd. (India), Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24	200	185,462
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	50	52,391

				237,853

Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125	03/15/27	275	279,984
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes	4.250	10/27/27	200	160,050
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes	5.500	07/31/47	200	165,397
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	125	123,662

				729,093

See Notes to Financial Statements.

PGIM Income Builder Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment 0.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750%	06/15/25	125	$28,487
Gtd. Notes	5.875	11/15/26	400	89,129
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	400	314,542
Eldorado Resorts, Inc.,
Gtd. Notes	6.000	04/01/25	25	24,055
Gtd. Notes	7.000	08/01/23	75	72,363
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	225	170,570
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	150	147,165
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	175	132,562
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	200	166,505
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21	150	134,151
Gtd. Notes, 144A	7.000	05/15/28	75	54,100
Gtd. Notes, 144A	7.250	11/15/29	50	35,744
Gtd. Notes, 144A	8.250	03/15/26	350	265,427
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875	07/31/24	50	43,994
Six Flags Theme Parks, Inc., Sr. Sec’d. Notes, 144A	7.000	07/01/25	25	26,055
Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	125	98,307
Vail Resorts, Inc., Gtd. Notes, 144A	6.250	05/15/25	20	20,613
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	60	56,406
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	25	25,589

				1,905,764

Food Service 0.0%
Aramark Services, Inc., Gtd. Notes, 144A	6.375	05/01/25	50	51,997

Foods 0.3%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	180	182,220

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750%	06/15/25	274	$278,762
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29	120	127,201
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25	25	25,250
Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29	175	176,194
US Foods, Inc., Gtd. Notes, 144A	5.875	06/15/24	25	23,833

				813,460

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	225	229,123
Sr. Unsec’d. Notes	5.875	08/20/26	225	230,418

				459,541

Healthcare-Services 0.5%
Acadia Healthcare Co., Inc., Gtd. Notes	6.500	03/01/24	25	23,924
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	25	21,749
HCA, Inc.,
Gtd. Notes	3.500	09/01/30	25	23,949
Gtd. Notes	5.875	02/01/29	175	200,818
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	75	67,884
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%	8.500	12/01/22	300	251,618
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	375	400,510
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27	150	140,605
Tenet Healthcare Corp., Sec’d. Notes, 144A	6.250	02/01/27	75	73,878

See Notes to Financial Statements.

PGIM Income Builder Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	6.750%	06/15/23	475	$474,287
Sr. Unsec’d. Notes	6.875	11/15/31	25	21,416

				1,700,638

Home Builders 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	225	187,654
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	75	72,150
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	175	135,417
Gtd. Notes	6.750	03/15/25	100	86,616
Gtd. Notes	7.250	10/15/29	125	97,023
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	100	82,453
Gtd. Notes, 144A	6.250	09/15/27	125	115,000
Gtd. Notes, 144A	6.375	05/15/25	200	199,677
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	200	175,637
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	50	43,725
Gtd. Notes, 144A	8.000	04/15/24	100	98,584
KB Home,
Gtd. Notes	4.800	11/15/29	50	46,442
Gtd. Notes	6.875	06/15/27	200	210,841
M/I Homes, Inc., Gtd. Notes, 144A	4.950	02/01/28	175	153,840
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	100	89,675
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	75	70,343
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	75	72,979
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	79	68,305
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25	250	236,294
Gtd. Notes, 144A	5.875	06/15/27	350	321,446
Gtd. Notes, 144A	6.625	07/15/27	175	160,186

				2,724,287

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes, 144A	5.000%	10/01/29	50	$47,749

Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.500	10/15/29	75	73,300

Iron/Steel 0.1%
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	6.750	03/15/26	25	21,808
Sr. Sec’d. Notes, 144A	9.875	10/17/25	200	196,828

				218,636

Leisure Time 0.1%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	3.625	12/15/24	100	64,221
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	2.650	11/28/20	25	22,931
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	100	67,214

				154,366

Lodging 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes	5.125	05/01/26	100	98,801
Gtd. Notes, 144A	5.375	05/01/25	25	25,059
Gtd. Notes, 144A	5.750	05/01/28	25	25,302
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	25	26,119
MGM Resorts International, Gtd. Notes	6.750	05/01/25	75	73,199
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	125	99,990
Gtd. Notes, 144A	5.000	10/01/25	25	20,829
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	50	42,483

				411,782

See Notes to Financial Statements.

PGIM Income Builder Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.1%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125%	08/01/24	275	$259,238

Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.500	08/15/30	125	125,936
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	225	229,058
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	200	210,946
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24	833	692,844
CSC Holdings LLC, Gtd. Notes, 144A	5.375	07/15/23	200	202,262
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	07/01/26	75	61,203
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27	490	268,797
Sr. Sec’d. Notes, 144A	5.375	08/15/26	460	349,926
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	305	300,425
Entercom Media Corp.,
Gtd. Notes, 144A	7.250	11/01/24	100	63,005
Sec’d. Notes, 144A	6.500	05/01/27	90	66,164
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	75	72,585
Gtd. Notes, 144A	7.000	05/15/27	45	45,292
iHeartCommunications, Inc., Gtd. Notes	8.375	05/01/27	175	146,013
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	150	149,381
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	215	212,857
Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	50	42,576
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25	235	208,029

				3,447,299

Mining 0.7%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	250	239,610
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes	4.875	11/04/44	400	427,384

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500%	06/01/24		200	$213,423
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.500	03/01/24		250	220,307
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		75	74,051
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25		215	216,638
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		220	238,337
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.250	11/15/22		100	100,040
Gtd. Notes, 144A	6.375	05/15/25		150	144,439
Nexa Resources SA (Peru), Gtd. Notes, 144A	5.375	05/04/27		210	192,661
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26		150	145,963

					2,212,853

Miscellaneous Manufacturing 0.1%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/30		190	176,309

Oil & Gas 3.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	(d)	775	1,460
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25		475	261,105
Gtd. Notes	5.125	12/01/22		50	34,936
Gtd. Notes	5.375	11/01/21		100	89,522
Gtd. Notes	5.625	06/01/23		50	29,323
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		275	156,370
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		201	156,138
Chesapeake Energy Corp., Gtd. Notes(original cost $17,813; purchased 11/22/19)(f)	4.875	04/15/22		25	708
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		225	202,355

See Notes to Financial Statements.

PGIM Income Builder Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
CNX Resources Corp.,
Gtd. Notes	5.875%	04/15/22			30	$29,823
Gtd. Notes, 144A	7.250	03/14/27			275	243,695
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25			50	40,455
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21			50	8,849
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875	08/15/25	(d)		125	13,043
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28			145	126,171
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26			325	53,496
Gtd. Notes, 144A	7.375	05/15/24			130	20,330
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37			100	137,476
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34			400	590,288
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25			125	69,738
Sr. Unsec’d. Notes, 144A	6.250	11/01/28			150	77,803
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes	5.750	04/19/47			200	199,475
Sr. Unsec’d. Notes	6.375	10/24/48			200	209,073
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000	03/31/24			135	94,311
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26			50	20,475
Gtd. Notes, 144A	7.500	01/15/28			100	39,937
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25			250	57,019
NAK Naftogaz Ukraine via Kondor Finance PLC (Ukraine), Sr. Unsec’d. Notes	7.125	07/19/24		EUR	200	191,045
Oil & Gas Holding Co. BSCC (The) (Bahrain), Sr. Unsec’d. Notes	8.375	11/07/28			400	389,738
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.700	07/30/49			200	185,634
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48			200	225,104
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.900	03/19/49			170	164,558
Gtd. Notes	7.375	01/17/27			643	678,184
Gtd. Notes	8.750	05/23/26			330	367,024

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos de Venezuela SA (Venezuela), First Lien, 144A	8.500%	10/27/20		385	$49,088
Sr. Unsec’d. Notes	5.375	04/12/27	(d)	625	23,438
Sr. Unsec’d. Notes	6.000	05/16/24	(d)	115	4,313
Sr. Unsec’d. Notes	6.000	11/15/26	(d)	670	25,125
Sr. Unsec’d. Notes	9.000	11/17/21	(d)	150	5,625
Sr. Unsec’d. Notes	9.750	05/17/35	(d)	200	7,500
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48		554	371,440
Gtd. Notes	6.500	03/13/27		470	381,118
Gtd. Notes	6.500	01/23/29		430	336,218
Gtd. Notes	6.500	06/02/41		730	492,678
Gtd. Notes, 144A	5.950	01/28/31		175	127,354
Gtd. Notes, 144A	6.490	01/23/27		295	239,792
Gtd. Notes, 144A	7.690	01/23/50		245	179,732
Gtd. Notes, MTN	6.875	08/04/26		255	211,182
Petronas Capital Ltd. (Malaysia), Gtd. Notes, 144A, MTN	4.550	04/21/50		400	434,997
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125	01/15/26		225	90,117
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		250	193,476
Gtd. Notes	5.000	03/15/23		50	44,674
Gtd. Notes, 144A	9.250	02/01/26		100	81,842
Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24		200	173,000
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes	4.875	05/17/42		200	248,486
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes	4.000	09/13/47		200	225,420
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49		200	214,222
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26		100	96,000
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		375	144,623
Gtd. Notes, 144A	8.000	02/01/27		75	29,118
Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago), Sr. Sec’d. Notes, 144A	9.750	06/15/26		75	67,335

See Notes to Financial Statements.

PGIM Income Builder Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Valaris PLC (Saudi Arabia),
Sr. Unsec’d. Notes	5.750%		10/01/44		50	$3,972
Sr. Unsec’d. Notes	7.750		02/01/26		225	17,946
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250		09/15/24		125	112,316
Sr. Unsec’d. Notes	5.250		10/15/27		150	130,548

						9,927,356

Pharmaceuticals 0.2%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500		01/31/27		185	203,851
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000		01/30/28		75	72,254
Gtd. Notes, 144A	5.250		01/30/30		75	74,198
Gtd. Notes, 144A	7.000		01/15/28		100	103,875
Gtd. Notes, 144A	7.250		05/30/29		110	117,580

						571,758

Pipelines 0.4%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes	4.600		11/02/47		200	214,128
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750		01/15/28		250	184,038
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125	(ff)	—	(rr)	100	79,662
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000		08/01/27		40	32,173
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875		04/15/40		225	197,877
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes	6.875		03/24/26		200	209,046
Gov’t. Gtd. Notes, 144A	6.875		03/24/26		250	261,308
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500		01/15/28		275	186,336
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.500		07/15/27		100	89,791

						1,454,359

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.2%
Country Garden Holdings Co. Ltd. (China), Sr. Sec’d. Notes	8.000%	01/27/24	200	$211,720
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	175	169,227
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	200	181,781
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	225	191,000

				753,728

Real Estate Investment Trusts (REITs) 0.1%
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250	05/01/25	125	117,443
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	01/15/28	150	141,536
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/23	25	23,337
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26	95	88,930

				371,246

Retail 0.7%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	150	126,234
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	275	19,207
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	192,181
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(original cost $180,962; purchased 06/12/18)(f)	6.750	01/15/22	200	159,488
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	450	179,519
Sr. Unsec’d. Notes	8.625	06/15/20	225	106,570
Golden Nugget, Inc., Gtd. Notes, 144A	8.750	10/01/25	425	245,220
L Brands, Inc., Gtd. Notes	5.625	10/15/23	50	40,682

See Notes to Financial Statements.

PGIM Income Builder Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000%	07/15/27	175	$122,014
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	234	235,652
Rite Aid Corp.,
Gtd. Notes, 144A	6.125	04/01/23	190	173,568
Sr. Sec’d. Notes, 144A	7.500	07/01/25	85	83,631
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	350	289,043
Sec’d. Notes, 144A	8.750	04/30/25	50	50,742
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.750	03/01/25	25	24,497
Sr. Unsec’d. Notes	5.875	03/01/27	150	144,595
Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	100	100,177

				2,293,020

Software 0.4%
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875	08/15/26	65	68,641
Infor US, Inc., Gtd. Notes	6.500	05/15/22	1,105	1,106,077
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	130	128,302

				1,303,020

Telecommunications 1.2%
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25	100	100,563
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	180	184,347
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	200	178,113
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	100	100,008
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.250	12/30/22	157	93,892
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250	09/30/22	98	3,031

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750%	03/01/23		800	$311,798
Sr. Unsec’d. Notes	6.000	04/15/21	(d)	200	120,575
Sr. Unsec’d. Notes, 144A	6.000	04/15/21		200	120,575
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		590	616,576
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(original cost $80,437; purchased 01/31/20)(f)	5.500	08/01/23		95	51,705
Gtd. Notes, 144A(original cost $643,344; purchased 01/03/18)(f)	9.750	07/15/25	(d)	635	367,570
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(original cost $58,475; purchased 11/14/19)(f)	8.125	06/01/23		95	7,723
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25		360	251,388
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	6.500	10/13/26		200	193,043
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24		200	184,106
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		96	115,947
Gtd. Notes	8.750	03/15/32		165	231,913
T-Mobile USA, Inc., Gtd. Notes	6.500	01/15/26		200	211,027
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625	9.625	06/01/22		452	455,768
Zayo Group Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/01/28		75	70,671

					3,970,339

Transportation 0.3%
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes	6.950	07/10/42		400	462,851
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24		200	203,457

See Notes to Financial Statements.

PGIM Income Builder Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125%		09/01/23		175	$177,130
Gtd. Notes, 144A	6.750		08/15/24		100	103,116

						946,554

TOTAL CORPORATE BONDS (cost $63,072,187)						53,462,926

SOVEREIGN BONDS 12.3%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400		03/09/23		1,000	890,595
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	3.125		09/30/49		200	190,965
Sr. Unsec’d. Notes, 144A, MTN	3.875		04/16/50		200	212,293
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	8.250		05/09/28		200	87,507
Sr. Unsec’d. Notes	9.375		05/08/48		400	171,383
Sr. Unsec’d. Notes	9.500		11/12/25		600	284,845
Sr. Unsec’d. Notes, 144A, MTN	8.000		11/26/29		200	87,350
Argentina Bonar Bonds (Argentina), Unsec’d. Notes	8.750		05/07/24		167	40,043
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.375		01/15/23	EUR	390	107,323
Sr. Unsec’d. Notes	3.380	(cc)	12/31/38	EUR	200	57,666
Sr. Unsec’d. Notes	3.750	(cc)	12/31/38		180	56,752
Sr. Unsec’d. Notes	5.625		01/26/22		900	251,994
Sr. Unsec’d. Notes	6.875		04/22/21		210	60,504
Sr. Unsec’d. Notes	6.875		01/11/48		75	17,605
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	825	294,022
Sr. Unsec’d. Notes	8.280		12/31/33		561	196,674
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	7.000		01/26/26		200	199,850
Sr. Unsec’d. Notes	7.000		10/12/28		200	199,136
Sr. Unsec’d. Notes	7.500		09/20/47		400	379,804
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.625		01/07/41		150	149,263
Sr. Unsec’d. Notes	7.125		01/20/37		235	265,572
Sr. Unsec’d. Notes	8.250		01/20/34		683	835,003
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125		01/18/41		225	250,787
Sr. Unsec’d. Notes	7.375		09/18/37		440	542,123

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Colombia Government International Bond (Colombia), (cont’d.) Sr. Unsec’d. Notes	10.375%	01/28/33		200	$281,544
Congolese International Bond (Congo (Republic)), Sr. Unsec’d. Notes	6.000	06/30/29		191	149,813
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes	4.250	01/26/23		400	358,267
Sr. Unsec’d. Notes	4.375	04/30/25		200	165,829
Sr. Unsec’d. Notes	7.000	04/04/44		200	152,750
Sr. Unsec’d. Notes	7.158	03/12/45		200	155,045
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	2.750	01/27/30	EUR	100	116,198
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		350	338,253
Sr. Unsec’d. Notes	7.450	04/30/44		760	686,803
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		150	118,091
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		320	288,321
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.950	06/20/24		200	63,192
Sr. Unsec’d. Notes	8.875	10/23/27		220	62,700
Sr. Unsec’d. Notes	9.650	12/13/26		200	56,664
Sr. Unsec’d. Notes	10.750	03/28/22		400	127,718
Sr. Unsec’d. Notes, 144A	7.875	01/23/28		200	56,910
Sr. Unsec’d. Notes, 144A	8.750	06/02/23		265	82,410
Sr. Unsec’d. Notes, 144A	8.875	10/23/27		200	57,000
Sr. Unsec’d. Notes, 144A	9.650	12/13/26		420	118,994
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes	7.903	02/21/48		200	172,761
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	188,344
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	100	96,405
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	200	186,290
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	220	202,555
Sr. Unsec’d. Notes, 144A, MTN	7.600	03/01/29		200	189,773
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	227,987
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	100	90,104
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes	5.875	01/30/25		355	283,371
Sr. Unsec’d. Notes	7.625	02/01/41		300	230,087
Sr. Unsec’d. Notes	8.250	04/10/32		280	228,213
Emirate of Dubai Government International Bonds (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.250	01/30/43		200	197,466

See Notes to Financial Statements.

PGIM Income Builder Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625%		12/11/24		200	$172,376
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A, MTN	3.250		01/15/30		200	183,201
Gabon Government International Bond (Gabon), Bonds	6.375		12/12/24		200	144,080
Sr. Unsec’d. Notes	6.950		06/16/25		200	142,774
Sr. Unsec’d. Notes, 144A	6.625		02/06/31		215	151,646
Ghana Government International Bond (Ghana),
Bank Gtd. Notes	10.750		10/14/30		400	415,683
Sr. Unsec’d. Notes	7.875		03/26/27		200	159,594
Sr. Unsec’d. Notes	8.125		01/18/26		200	164,740
Sr. Unsec’d. Notes	8.125		03/26/32		200	153,321
Sr. Unsec’d. Notes, 144A	8.750		03/11/61		200	150,923
Sr. Unsec’d. Notes, 144A	8.950		03/26/51		205	154,734
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes	4.875		02/13/28		200	200,768
Hellenic Republic Government Bond (Greece),
Bonds	3.650	(cc)	02/24/38	EUR	240	315,001
Bonds	3.650	(cc)	02/24/40	EUR	115	151,639
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500		03/15/24		200	192,104
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625		03/29/41		262	420,073
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	7.750		01/17/38		200	280,640
Sr. Unsec’d. Notes	8.500		10/12/35		420	607,320
Sr. Unsec’d. Notes, EMTN	5.125		01/15/45		200	225,193
Sr. Unsec’d. Notes, EMTN	5.250		01/17/42		200	226,580
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800		01/15/28		500	363,995
Sr. Unsec’d. Notes	6.752		03/09/23		400	302,802
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	3.875		07/03/50		200	220,816
Sr. Unsec’d. Notes	4.500		04/03/20		200	233,836
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125		06/15/25	EUR	100	100,863
Sr. Unsec’d. Notes	5.250		03/22/30	EUR	100	89,955
Sr. Unsec’d. Notes	6.375		03/03/28		200	179,862
Sr. Unsec’d. Notes	6.625		03/22/48	EUR	240	210,197
Sr. Unsec’d. Notes	6.875		10/17/40	EUR	100	90,003

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes	7.875%	07/28/45			200	$209,965
Sr. Unsec’d. Notes	9.250	10/17/25			200	214,592
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes	7.375	10/10/47			200	184,672
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, EMTN	6.500	07/21/45			200	264,206
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes	6.875	06/24/24			200	183,904
Sr. Unsec’d. Notes	7.000	05/22/27			200	181,437
Sr. Unsec’d. Notes, 144A	8.000	05/22/32			200	181,202
Sr. Unsec’d. Notes, 144A	8.250	02/28/48			200	179,791
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes	6.000	01/27/23	(d)		89	14,335
Sr. Unsec’d. Notes	6.650	04/22/24	(d)		120	19,349
Sr. Unsec’d. Notes	6.750	11/29/27	(d)		150	24,000
Sr. Unsec’d. Notes	7.000	04/22/31	(d)		80	12,800
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22	(d)		10	1,638
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29	(d)		195	31,294
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22	(d)		130	21,229
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24	(d)		320	51,528
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20	(d)		220	36,266
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23	(d)		100	16,416
Sr. Unsec’d. Notes, GMTN	6.600	11/27/26	(d)		30	4,800
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30	(d)		315	50,400
Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, 144A	4.080	04/27/46			250	289,709
Mexican Bonos (Mexico), Bonds, Series M30	10.000	11/20/36		MXN	1,800	93,921
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050	01/11/40			236	256,116
Sr. Unsec’d. Notes, MTN	6.750	09/27/34			203	243,998
Mozambique International Bond (Mozambique),
Unsec’d. Notes	5.000	09/15/31			200	138,074
Unsec’d. Notes, 144A	5.000	09/15/31			200	138,074
Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.250	10/29/25			200	182,158
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.143	02/23/30			200	151,768
Sr. Unsec’d. Notes	7.875	02/16/32			640	485,136
Sr. Unsec’d. Notes	8.747	01/21/31			400	321,106
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27			200	150,829
Oman Government International Bond (Oman), Sr. Unsec’d. Notes	4.750	06/15/26			230	176,035

See Notes to Financial Statements.

PGIM Income Builder Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Oman Government International Bond (Oman), (cont’d.)
Sr. Unsec’d. Notes	6.500%	03/08/47			600	$422,100
Sr. Unsec’d. Notes	6.750	01/17/48			200	141,554
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes	6.875	12/05/27			200	174,811
Sr. Unsec’d. Notes	8.250	09/30/25			400	371,940
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.870	07/23/60			200	208,614
Sr. Unsec’d. Notes	4.500	04/01/56			200	225,569
Sr. Unsec’d. Notes	6.700	01/26/36			445	584,615
Sr. Unsec’d. Notes	9.375	04/01/29			80	112,119
Papua New Guinea Government International Bond (Papua New Guinea), Sr. Unsec’d. Notes, 144A	8.375	10/04/28			200	176,674
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes	6.100	08/11/44			200	218,714
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31			55	56,731
Sr. Unsec’d. Notes	5.625	11/18/50			150	222,904
Sr. Unsec’d. Notes	6.550	03/14/37			200	287,330
Sr. Unsec’d. Notes	8.750	11/21/33			335	529,058
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	2.950	05/05/45			200	205,633
Sr. Unsec’d. Notes	3.950	01/20/40			300	350,023
Sr. Unsec’d. Notes	7.750	01/14/31			320	470,019
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	4.000	05/01/20	(d)	EUR	15	7,209
Provincia de Buenos Aires/Government Bonds (Argentina),
Sr. Unsec’d. Notes	9.125	03/16/24			300	82,590
Sr. Unsec’d. Notes	9.950	06/09/21			620	168,200
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	5.103	04/23/48			400	497,321
Sr. Unsec’d. Notes, 144A	4.400	04/16/50			200	226,397
Sr. Unsec’d. Notes, 144A	4.817	03/14/49			355	425,829
Sr. Unsec’d. Notes, 144A	5.103	04/23/48			400	497,321
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes	7.625	06/29/27			425	418,562
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes	9.500	11/19/25			200	172,958
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.000	10/12/46			200	148,697

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Republic of South Africa Government International Bond (South Africa), (cont’d.)
Sr. Unsec’d. Notes	5.650%		09/27/47		200	$155,497
Sr. Unsec’d. Notes	6.300		06/22/48		200	166,006
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes	5.125		06/15/48		354	373,480
Sr. Unsec’d. Notes, 144A, MTN	3.375		01/28/50	EUR	31	28,950
Sr. Unsec’d. Notes, 144A, MTN	4.625		04/03/49	EUR	48	53,040
Sr. Unsec’d. Notes, EMTN	4.125		03/11/39	EUR	102	109,527
Sr. Unsec’d. Notes, EMTN	4.625		04/03/49	EUR	20	22,100
Sr. Unsec’d. Notes, EMTN	6.125		01/22/44		264	312,513
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes	5.100		03/28/35		600	701,799
Sr. Unsec’d. Notes	5.625		04/04/42		200	253,007
Sr. Unsec’d. Notes	12.750		06/24/28		35	58,829
Sr. Unsec’d. Notes, 144A	5.100		03/28/35		200	233,933
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes	5.250		01/16/50		200	225,553
Sr. Unsec’d. Notes, EMTN	4.500		10/26/46		800	825,975
Sr. Unsec’d. Notes, EMTN	4.625		10/04/47		200	208,515
Sr. Unsec’d. Notes, EMTN	5.000		04/17/49		200	219,612
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes	4.750		03/13/28	EUR	100	95,040
Sr. Unsec’d. Notes, 144A	6.750		03/13/48		200	166,361
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.750		04/18/23		600	353,881
Sr. Unsec’d. Notes	5.875		07/25/22		200	125,700
Sr. Unsec’d. Notes	6.850		11/03/25		200	115,355
Sr. Unsec’d. Notes, 144A	5.750		04/18/23		200	117,960
Sr. Unsec’d. Notes, 144A	6.750		04/18/28		200	113,073
Sr. Unsec’d. Notes, 144A	6.850		03/14/24		265	159,777
Sr. Unsec’d. Notes, 144A	7.850		03/14/29		400	227,475
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	4.875		10/09/26		300	263,847
Sr. Unsec’d. Notes	6.000		03/25/27		280	257,663
Sr. Unsec’d. Notes	6.000		01/14/41		400	320,734
Sr. Unsec’d. Notes	6.875		03/17/36		99	89,082
Sr. Unsec’d. Notes	7.375		02/05/25		125	127,257
Sr. Unsec’d. Notes	7.625		04/26/29		200	197,279
Turkiye Ihracat Kredi Bankasi A/S (Turkey),
Sr. Unsec’d. Notes	6.125		05/03/24		200	190,814
Sr. Unsec’d. Notes	8.250		01/24/24		200	204,985
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	—	(p)	05/31/40		111	81,669
Sr. Unsec’d. Notes	7.750		09/01/23		165	156,871

See Notes to Financial Statements.

PGIM Income Builder Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes	7.750%		09/01/24			100	$94,311
Sr. Unsec’d. Notes	7.750		09/01/25			260	242,873
Sr. Unsec’d. Notes	7.750		09/01/26			250	231,289
Sr. Unsec’d. Notes	7.750		09/01/27			200	183,774
Sr. Unsec’d. Notes	8.994		02/01/24			200	195,477
Sr. Unsec’d. Notes	9.750		11/01/28			535	525,546
Sr. Unsec’d. Notes, 144A	—	(p)	05/31/40			35	25,752
Sr. Unsec’d. Notes, 144A	4.375		01/27/30		EUR	100	84,474
Ukreximbank Via Biz Finance PLC (Ukraine),
Sr. Unsec’d. Notes	9.625		04/27/22			67	65,386
Sr. Unsec’d. Notes	9.750		01/22/25			200	194,281
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.125		11/20/45			80	82,079
Sr. Unsec’d. Notes	4.975		04/20/55			100	113,009
Sr. Unsec’d. Notes	5.100		06/18/50			290	328,952
Sr. Unsec’d. Notes	7.625		03/21/36			325	451,778
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes	7.000		03/31/38	(d)		220	20,339
Sr. Unsec’d. Notes	7.750		10/13/19	(d)		110	8,800
Sr. Unsec’d. Notes	9.000		05/07/23	(d)		100	9,177
Sr. Unsec’d. Notes	11.950		08/05/31	(d)		300	26,277
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes	8.500		04/14/24			400	131,069
Unsec’d. Notes	5.375		09/20/22			400	130,484

TOTAL SOVEREIGN BONDS (cost $49,475,707)							40,336,162

TOTAL LONG-TERM INVESTMENTS (cost $344,454,674)							323,905,013

					Shares

SHORT-TERM INVESTMENTS 4.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)						5,066,004	5,066,004

See Notes to Financial Statements.

40

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $10,609,532; includes $10,603,987 of cash collateral for securities on loan)(b)(w)	10,627,567	$10,625,441

TOTAL SHORT-TERM INVESTMENTS (cost $15,675,536)		15,691,445

TOTAL INVESTMENTS 103.4% (cost $360,130,210)		339,596,458
Liabilities in excess of other assets(z) (3.4)%		(11,163,973)

NET ASSETS 100.0%		$328,432,485

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstani Tenge

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CVT—Convertible Security

See Notes to Financial Statements.

PGIM Income Builder Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MLP—Master Limited Partnership

MSCI—Morgan Stanley Capital International

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

REITs—Real Estate Investment Trust

SPDR—Standard & Poor’s Depositary Receipts

Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $795,245 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,095,681; cash collateral of $10,603,987 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $981,031. The aggregate value of $587,194 is 0.2% of net assets.
(g)	An affiliated security.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of April 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
11	2 Year U.S. Treasury Notes	Jun. 2020	$2,424,727	$11,854
6	5 Year U.S. Treasury Notes	Jun. 2020	752,906	30,024

See Notes to Financial Statements.

42

Futures contracts outstanding at April 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions (cont’d):
15	10 Year U.S. Treasury Notes	Jun. 2020	$2,085,938	$54,217
4	20 Year U.S. Treasury Bonds	Jun. 2020	724,125	65,900

				161,995

	Short Positions:
9	10 Year Euro-Bund	Jun. 2020	1,720,342	(28,478)
11	20 Year U.S. Treasury Bonds	Jun. 2020	1,991,344	(22,191)
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	1,348,687	(11,185)

				(61,854)

				$100,141

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	1,098	$197,023	$201,880	$4,857	$—
Expiring 05/05/20	HSBC Bank USA, N.A.	BRL	1,433	253,102	263,389	10,287	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	1,477	261,611	271,499	9,888	—
Chinese Renminbi,
Expiring 05/11/20	Citibank, N.A.	CNH	3,312	472,739	467,765	—	(4,974)
Expiring 05/11/20	Citibank, N.A.	CNH	1,445	204,000	204,077	77	—
Expiring 05/11/20	Citibank, N.A.	CNH	942	133,000	133,100	100	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,463	211,000	206,640	—	(4,360)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,463	206,000	206,675	675	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,239	178,000	174,963	—	(3,037)
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	CNH	1,436	203,000	202,800	—	(200)
Expiring 05/14/21	Citibank, N.A.	CNH	2,567	367,933	358,920	—	(9,013)
Czech Koruna,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	2,914	115,913	117,926	2,013	—
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	353	21,636	22,241	605	—
Expiring 06/17/20	Citibank, N.A.	EGP	1,249	76,395	77,793	1,398	—
Expiring 06/17/20	Citibank, N.A.	EGP	361	22,091	22,464	373	—
Expiring 06/17/20	Citibank, N.A.	EGP	126	7,622	7,865	243	—

See Notes to Financial Statements.

PGIM Income Builder Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Egyptian Pound (cont’d.),
Expiring 06/17/20	Goldman Sachs International	EGP	1,209	$74,887	$75,265	$378	$—
Hungarian Forint,
Expiring 07/17/20	BNP Paribas S.A.	HUF	24,438	74,000	75,892	1,892	—
Expiring 07/17/20	Citibank, N.A.	HUF	37,078	115,000	115,147	147	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	50,277	151,575	156,138	4,563	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	31,620	98,000	98,198	198	—
Indian Rupee,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	16,626	217,000	218,975	1,975	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	15,948	212,000	210,055	—	(1,945)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	13,399	172,000	176,479	4,479	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	9,999	128,000	131,693	3,693	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	8,461	109,000	111,441	2,441	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	7,959	102,000	104,828	2,828	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	7,095	92,000	93,442	1,442	—
Expiring 06/17/20	The Toronto-Dominion Bank	INR	7,622	104,484	100,385	—	(4,099)
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	2,127,244	147,994	139,067	—	(8,927)
Expiring 06/17/20	BNP Paribas S.A.	IDR	1,385,251	97,409	90,559	—	(6,850)
Expiring 06/17/20	Credit Suisse International	IDR	5,336,769	369,967	348,886	—	(21,081)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	2,043,390	131,000	133,584	2,584	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	1,417,147	95,980	92,644	—	(3,336)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	1,265,688	80,000	82,743	2,743	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	2,547,444	178,205	166,536	—	(11,669)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	706	197,000	202,706	5,706	—
Expiring 06/17/20	Barclays Bank PLC	ILS	526	145,000	151,040	6,040	—
Expiring 06/17/20	Barclays Bank PLC	ILS	182	51,300	52,373	1,073	—
Expiring 06/17/20	BNP Paribas S.A.	ILS	83	23,745	23,909	164	—
Expiring 06/17/20	Citibank, N.A.	ILS	354	101,000	101,763	763	—

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ILS	644	$185,000	$185,139	$139	$—
Japanese Yen,
Expiring 05/15/20	Citibank, N.A.	JPY	10,354	97,207	96,500	—	(707)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	20,324	189,594	189,619	25	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	1,844	17,200	17,204	4	—
Kazakhstani Tenge,
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	26,650	69,129	62,471	—	(6,658)
Expiring 05/11/20	JPMorgan Chase Bank, N.A.	KZT	12,409	32,260	29,087	—	(3,173)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	KZT	14,068	29,711	32,419	2,708	—
Mexican Peso,
Expiring 06/17/20	BNP Paribas S.A.	MXN	1,155	48,000	47,542	—	(458)
Expiring 06/17/20	Citibank, N.A.	MXN	2,925	139,752	120,450	—	(19,302)
Expiring 06/17/20	Goldman Sachs International	MXN	1,680	70,458	69,176	—	(1,282)
New Taiwanese Dollar,
Expiring 06/17/20	BNP Paribas S.A.	TWD	2,904	98,118	98,502	384	—
Expiring 06/17/20	Credit Suisse International	TWD	5,667	190,000	192,186	2,186	—
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	525	155,000	154,931	—	(69)
Expiring 06/17/20	Goldman Sachs International	PEN	356	100,860	105,257	4,397	—
Expiring 06/17/20	HSBC Bank USA, N.A.	PEN	498	146,000	147,188	1,188	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	408	120,000	120,461	461	—
Philippine Peso,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	11,247	221,000	222,243	1,243	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	8,487	162,000	167,694	5,694	—
Polish Zloty,
Expiring 07/17/20	UBS AG	PLN	1,059	253,395	255,156	1,761	—
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	19,375	290,592	258,280	—	(32,312)
Expiring 06/17/20	Citibank, N.A.	RUB	13,687	189,440	182,459	—	(6,981)
Expiring 06/17/20	Citibank, N.A.	RUB	4,091	55,000	54,533	—	(467)

See Notes to Financial Statements.

PGIM Income Builder Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	3,787	$47,900	$50,485	$2,585	$—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	220	154,000	156,102	2,102	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	264	186,000	187,545	1,545	—
Expiring 06/17/20	Credit Suisse International	SGD	380	269,000	269,786	786	—
Expiring 06/17/20	Credit Suisse International	SGD	285	202,000	202,401	401	—
Expiring 06/17/20	Credit Suisse International	SGD	162	114,000	114,936	936	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	381	275,073	270,289	—	(4,784)
South African Rand,
Expiring 06/17/20	BNP Paribas S.A.	ZAR	1,073	68,000	57,600	—	(10,400)
Expiring 06/17/20	Citibank, N.A.	ZAR	1,144	65,000	61,401	—	(3,599)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	620	32,785	33,273	488	—
South Korean Won,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	110,240	90,780	90,815	35	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	102,791	85,000	84,678	—	(322)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	51,005	41,940	42,018	78	—
Thai Baht,
Expiring 06/17/20	Credit Suisse International	THB	3,862	118,000	119,380	1,380	—
Expiring 06/17/20	Credit Suisse International	THB	3,607	110,000	111,494	1,494	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	4,473	137,000	138,249	1,249	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	4,020	123,000	124,235	1,235	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	3,872	117,000	119,682	2,682	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	570	82,000	80,498	—	(1,502)
Expiring 06/17/20	Barclays Bank PLC	TRY	357	51,000	50,441	—	(559)

				$11,428,805	$11,367,550	110,811	(172,066)

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	644	$412,062	$419,677	$—	$(7,615)
Brazilian Real,
Expiring 05/05/20	Goldman Sachs International	BRL	812	159,087	149,340	9,747	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	368	69,288	67,681	1,607	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	2,827	554,397	519,747	34,650	—
Expiring 06/02/20	Goldman Sachs International	BRL	1,098	196,544	201,390	—	(4,846)
Expiring 06/02/20	HSBC Bank USA, N.A.	BRL	1,433	252,539	262,749	—	(10,210)
Expiring 06/02/20	Morgan Stanley & Co. International PLC	BRL	1,477	261,029	270,840	—	(9,811)
Canadian Dollar,
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	102	71,979	72,936	—	(957)
Chilean Peso,
Expiring 06/17/20	Citibank, N.A.	CLP	25,640	29,790	30,749	—	(959)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	262,688	314,578	315,033	—	(455)
Expiring 06/17/20	HSBC Bank USA, N.A.	CLP	59,744	71,985	71,649	336	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	371,671	444,529	445,731	—	(1,202)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	107,410	127,000	128,813	—	(1,813)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	76,817	90,779	92,123	—	(1,344)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	57,897	71,000	69,434	1,566	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	35,883	41,940	43,034	—	(1,094)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	75,276	90,000	90,276	—	(276)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	66,481	78,000	79,728	—	(1,728)
Expiring 06/17/20	The Toronto-Dominion Bank	CLP	145,239	172,288	174,180	—	(1,892)
Chinese Renminbi,
Expiring 05/11/20	Barclays Bank PLC	CNH	1,201	169,000	169,690	—	(690)
Expiring 05/11/20	Citibank, N.A.	CNH	1,318	187,000	186,093	907	—
Expiring 05/11/20	Credit Suisse International	CNH	1,840	259,000	259,864	—	(864)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,418	202,000	200,266	1,734	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,200	171,000	169,545	1,455	—

See Notes to Financial Statements.

PGIM Income Builder Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	1,108	$156,000	$156,524	$—	$(524)
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	878	125,550	123,959	1,591	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	871	124,400	123,063	1,337	—
Expiring 05/11/20	HSBC Bank USA, N.A.	CNH	590	84,000	83,312	688	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	CNH	359	50,300	50,652	—	(352)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,567	368,530	358,921	9,609	—
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	402,320	105,888	101,185	4,703	—
Expiring 06/17/20	Citibank, N.A.	COP	361,450	92,000	90,906	1,094	—
Expiring 06/17/20	Citibank, N.A.	COP	92,238	26,700	23,198	3,502	—
Expiring 06/17/20	Goldman Sachs
	International	COP	338,077	97,409	85,027	12,382	—
Expiring 06/17/20	Goldman Sachs International	COP	291,078	71,603	73,207	—	(1,604)
Expiring 06/17/20	Goldman Sachs International	COP	290,858	75,000	73,151	1,849	—
Expiring 06/17/20	HSBC Bank USA, N.A.	COP	120,312	34,437	30,259	4,178	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	312,200	80,000	78,519	1,481	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	235,753	58,000	59,292	—	(1,292)
Expiring 06/17/20	UBS AG	COP	231,856	57,000	58,312	—	(1,312)
Czech Koruna,
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	2,858	114,000	115,666	—	(1,666)
Egyptian Pound,
Expiring 05/18/20	Citibank, N.A.	EGP	262	16,407	16,517	—	(110)
Expiring 05/18/20	Citibank, N.A.	EGP	91	5,703	5,725	—	(22)
Expiring 06/17/20	Citibank, N.A.	EGP	1,309	81,072	81,531	—	(459)
Expiring 06/17/20	Citibank, N.A.	EGP	1,043	64,249	64,933	—	(684)
Expiring 06/17/20	Citibank, N.A.	EGP	593	36,623	36,922	—	(299)
Euro,
Expiring 07/17/20	Barclays Bank PLC	EUR	440	476,971	482,934	—	(5,963)
Expiring 07/17/20	Barclays Bank PLC	EUR	292	319,657	320,647	—	(990)
Expiring 07/17/20	Goldman Sachs International	EUR	36	39,200	39,234	—	(34)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	285	310,611	312,609	—	(1,998)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	285	310,496	312,608	—	(2,112)

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/03/20	Morgan Stanley & Co. International PLC	EUR	1,912	$2,162,540	$2,104,243	$58,297	$—
Hungarian Forint,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	35,685	108,000	110,821	—	(2,821)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	28,048	85,000	87,103	—	(2,103)
Indian Rupee,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	8,249	106,029	108,653	—	(2,624)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	7,608	97,400	100,203	—	(2,803)
Indonesian Rupiah,
Expiring 06/17/20	Barclays Bank PLC	IDR	1,568,196	98,000	102,519	—	(4,519)
Expiring 06/17/20	BNP Paribas S.A.	IDR	2,193,446	134,000	143,394	—	(9,394)
Expiring 06/17/20	BNP Paribas S.A.	IDR	1,514,722	88,000	99,023	—	(11,023)
Expiring 06/17/20	BNP Paribas S.A.	IDR	881,814	53,000	57,648	—	(4,648)
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	832,364	52,000	54,415	—	(2,415)
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	525	137,000	150,795	—	(13,795)
Expiring 06/17/20	Citibank, N.A.	ILS	842	240,000	241,842	—	(1,842)
Expiring 06/17/20	Citibank, N.A.	ILS	438	120,000	125,809	—	(5,809)
Expiring 06/17/20	Citibank, N.A.	ILS	128	36,520	36,870	—	(350)
Expiring 06/17/20	Goldman Sachs International	ILS	457	129,480	131,167	—	(1,687)
Japanese Yen,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	10,876	100,181	101,471	—	(1,290)
Mexican Peso,
Expiring 06/17/20	Citibank, N.A.	MXN	1,408	62,000	57,952	4,048	—
Expiring 06/17/20	HSBC Bank USA, N.A.	MXN	1,610	67,000	66,274	726	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	2,092	98,604	86,152	12,452	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	1,837	78,300	75,628	2,672	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	1,239	50,000	51,024	—	(1,024)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	988	40,100	40,675	—	(575)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	1,050	43,200	43,221	—	(21)
Expiring 06/17/20	UBS AG	MXN	2,852	134,000	117,432	16,568	—

See Notes to Financial Statements.

PGIM Income Builder Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 06/17/20	Credit Suisse International	TWD	5,804	$195,000	$196,840	$—	$(1,840)
Expiring 06/17/20	Goldman Sachs International	TWD	4,962	167,000	168,293	—	(1,293)
Expiring 06/17/20	HSBC Bank USA, N.A.	TWD	8,618	291,000	292,295	—	(1,295)
Expiring 06/17/20	UBS AG	TWD	7,703	260,000	261,237	—	(1,237)
Expiring 06/17/20	UBS AG	TWD	4,349	146,000	147,512	—	(1,512)
New Zealand Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	411	246,599	252,109	—	(5,510)
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	734	213,547	216,682	—	(3,135)
Philippine Peso,
Expiring 06/17/20	HSBC Bank USA, N.A.	PHP	7,265	143,000	143,557	—	(557)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	3,586	70,204	70,866	—	(662)
Polish Zloty,
Expiring 07/17/20	Barclays Bank PLC	PLN	410	98,000	98,899	—	(899)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	395	94,000	95,113	—	(1,113)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	387	93,000	93,313	—	(313)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	72	17,200	17,339	—	(139)
Expiring 07/17/20	UBS AG	PLN	414	99,000	99,686	—	(686)
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	7,982	104,750	106,399	—	(1,649)
Expiring 06/17/20	Barclays Bank PLC	RUB	2,753	36,410	36,696	—	(286)
Expiring 06/17/20	Barclays Bank PLC	RUB	2,311	29,790	30,807	—	(1,017)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	RUB	6,813	92,994	90,814	2,180	—
Singapore Dollar,
Expiring 06/17/20	BNP Paribas S.A.	SGD	193	134,000	137,233	—	(3,233)
Expiring 06/17/20	Citibank, N.A.	SGD	208	150,000	147,789	2,211	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	211	150,300	149,614	686	—
South African Rand,
Expiring 06/17/20	Bank of America, N.A.	ZAR	1,358	74,000	72,914	1,086	—
Expiring 06/17/20	Barclays Bank PLC	ZAR	1,057	55,000	56,744	—	(1,744)
Expiring 06/17/20	Barclays Bank PLC	ZAR	849	46,000	45,572	428	—
Expiring 06/17/20	BNP Paribas S.A.	ZAR	1,079	66,000	57,922	8,078	—
Expiring 06/17/20	Citibank, N.A.	ZAR	1,262	69,000	67,742	1,258	—
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	1,298	71,438	69,700	1,738	—

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at April 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/20	HSBC Bank USA, N.A.	ZAR	495	$31,820	$26,562	$5,258	$—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	5,582	347,434	299,669	47,765	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	1,123	61,000	60,314	686	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	1,506	97,724	80,871	16,853	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	830	44,000	44,549	—	(549)
South Korean Won,
Expiring 06/17/20	Credit Suisse International	KRW	826,919	699,599	681,212	18,387	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	114,174	96,423	94,056	2,367	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	155,745	126,000	128,302	—	(2,302)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	114,464	96,423	94,295	2,128	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	113,157	95,596	93,218	2,378	—
Expiring 06/17/20	UBS AG	KRW	114,358	96,423	94,207	2,216	—
Thai Baht,
Expiring 06/17/20	Goldman Sachs International	THB	4,012	128,000	123,988	4,012	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	4,403	139,925	136,090	3,835	—
Expiring 06/17/20	HSBC Bank USA, N.A.	THB	3,656	115,000	112,985	2,015	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	6,085	193,000	188,077	4,923	—
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	829	131,000	117,186	13,814	—
Expiring 06/17/20	Barclays Bank PLC	TRY	630	100,143	88,996	11,147	—
Expiring 06/17/20	Barclays Bank PLC	TRY	534	83,871	75,477	8,394	—
Expiring 06/17/20	Barclays Bank PLC	TRY	488	69,928	69,012	916	—
Expiring 06/17/20	Barclays Bank PLC	TRY	481	71,438	67,998	3,440	—
Expiring 06/17/20	Citibank, N.A.	TRY	434	68,829	61,278	7,551	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	510	78,000	72,123	5,877	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	500	76,762	70,630	6,132	—

				$18,460,544	$18,248,497	376,938	(164,891)

						$487,749	$(336,957)

See Notes to Financial Statements.

PGIM Income Builder Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Cross currency exchange contracts outstanding at April 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/17/20	Buy	EUR	171	CZK	4,623	$113	$—	Citibank, N.A.

Credit default swap agreements outstanding at April 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	8,290	$364,463	$377,349	$12,886

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined

See Notes to Financial Statements.

52

under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,120,000	$ —

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$68,731,273	$—	$—
Common Stocks	83,584,140	12,504,989	512,990
Exchange-Traded Funds	66,638,545	—	—
Preferred Stocks	11,746,621	—	—
Asset-Backed Security
Collateralized Loan Obligation	—	455,956	—
Bank Loans	—	794,066	282,255
Convertible Bond	—	546,535	—
Corporate Bonds	—	53,462,926	—
Sovereign Bonds	—	40,336,162	—

Total	$230,700,579	$108,100,634	$795,245

Other Financial Instruments*
Assets
Futures Contracts	$161,995	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	487,749	—
OTC Cross Currency Exchange Contracts	—	113	—
Centrally Cleared Credit Default Swap Agreement	—	12,886	—

Total	$161,995	$500,748	$—

See Notes to Financial Statements.

PGIM Income Builder Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(61,854)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(336,957)	—

Total	$(61,854)	$(336,957)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	20.9%
Exchange-Traded Funds	20.3
Sovereign Bonds	12.3
Equity Real Estate Investment Trusts (REITs)	10.6
Oil, Gas & Consumable Fuels	4.0
Oil & Gas	3.1
Semiconductors & Semiconductor Equipment	2.3
Chemicals	1.6
Pharmaceuticals	1.5
Health Care Equipment & Supplies	1.4
Electric	1.4
Telecommunications	1.2
Aerospace & Defense	1.1
Banks	1.1
Technology Hardware, Storage & Peripherals	1.1
Media	1.1
Entertainment	1.0
Software	1.0
Electric Utilities	1.0
Home Builders	0.8
Insurance	0.8
Tobacco	0.8
Multi-Utilities	0.8
Capital Markets	0.7
Retail	0.7
Mining	0.7
Real Estate Management & Development	0.6
Hotels, Restaurants & Leisure	0.6

Wireless Telecommunication Services	0.6%
Independent Power & Renewable Electricity Producers	0.6
Household Products	0.5
Healthcare-Services	0.5
Biotechnology	0.5
Diversified Financial Services	0.5
Commercial Services	0.5
Pipelines	0.4
Consumer Finance	0.3
Commercial Services & Supplies	0.3
Road & Rail	0.3
Transportation	0.3
Specialty Retail	0.3
Food & Staples Retailing	0.3
Foods	0.3
Engineering & Construction	0.2
Building Materials	0.2
Auto Parts & Equipment	0.2
Real Estate	0.2
Auto Manufacturers	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.2
Diversified Telecommunication Services	0.2
Computers	0.2
Gas	0.1
Collateralized Loan Obligation	0.1
Lodging	0.1
Real Estate Investment Trusts (REITs)	0.1
Advertising	0.1
Agriculture	0.1

See Notes to Financial Statements.

54

Industry Classification (continued):

Machinery-Diversified	0.1%
Energy-Alternate Sources	0.1
Iron/Steel	0.1
Miscellaneous Manufacturing	0.1
Leisure Time	0.1
Distribution/Wholesale	0.0	*
Housewares	0.0	*
Food Service	0.0	*
Household Products/Wares	0.0	*

Apparel	0.0 *%

103.4
Liabilities in excess of other assets	(3.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$12,886	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	113		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	487,749		Unrealized depreciation on OTC forward foreign currency exchange contracts	336,957
Interest rate contracts	Due from/to broker—variation margin futures	161,995	*	Due from/to broker—variation margin futures	61,854	*

		$662,743			$398,811

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Income Builder Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$560,661
Foreign exchange contracts	—	32,930	—
Interest rate contracts	122,491	—	—

Total	$122,491	$32,930	$560,661

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$65,284
Equity contracts	(4,763)	—	—	—
Foreign exchange contracts	—	—	178,637	—
Interest rate contracts	—	110,687	—	—

Total	$(4,763)	$110,687	$178,637	$65,284

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$7,681,818	$1,942,416	$15,013,708

Forward Foreign Currency Exchange Contracts— Sold(2)	Cross Currency Exchange Contracts(3)	Credit Default Swap Agreements— Buy Protection(1)
$18,992,511	$120,280	$5,945,667

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

See Notes to Financial Statements.

56

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$10,095,681	$(10,095,681)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$1,086	$—	$1,086	$—	$1,086
Barclays Bank PLC	53,060	(65,925)	(12,865)	—	(12,865)
BNP Paribas S.A.	16,766	(54,933)	(38,167)	—	(38,167)
Citibank, N.A.	24,390	(58,781)	(34,391)	—	(34,391)
Credit Suisse International	25,570	(23,785)	1,785	—	1,785
Goldman Sachs International	37,622	(10,746)	26,876	—	26,876
HSBC Bank USA, N.A.	40,874	(33,804)	7,070	—	7,070
JPMorgan Chase Bank, N.A.	138,260	(43,134)	95,126	—	95,126
Morgan Stanley & Co. International PLC	129,689	(35,111)	94,578	—	94,578
The Toronto-Dominion Bank	—	(5,991)	(5,991)	—	(5,991)
UBS AG	20,545	(4,747)	15,798	—	15,798

	$487,862	$(336,957)	$150,905	$—	$150,905

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Income Builder Fund	57

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $10,095,681:
Unaffiliated investments (cost $277,820,052)	$261,916,685
Affiliated investments (cost $82,310,158)	77,679,773
Cash	480
Foreign currency, at value (cost $190,174)	191,717
Receivable for investments sold	2,419,256
Dividends and interest receivable	2,168,363
Deposit with broker for centrally cleared/exchange-traded derivatives	1,120,000
Receivable for Fund shares sold	532,466
Unrealized appreciation on OTC forward foreign currency exchange contracts	487,749
Tax reclaim receivable	16,638
Unrealized appreciation on OTC cross currency exchange contracts	113
Prepaid expenses and other assets	9,948

Total Assets	346,543,188

Liabilities
Payable to broker for collateral for securities on loan	10,603,987
Payable for Fund shares reacquired	4,106,109
Payable for investments purchased	2,570,879
Unrealized depreciation on OTC forward foreign currency exchange contracts	336,957
Accrued expenses and other liabilities	266,167
Distribution fee payable	91,155
Dividends payable	53,802
Management fee payable	49,460
Affiliated transfer agent fee payable	18,824
Due to broker—variation margin swaps	9,218
Due to broker—variation margin futures	4,145

Total Liabilities	18,110,703

Net Assets	$328,432,485

Net assets were comprised of:
Shares of beneficial interest, at par	$39,998
Paid-in capital in excess of par	393,200,252
Total distributable earnings (loss)	(64,807,765)

Net assets, April 30, 2020	$328,432,485

See Notes to Financial Statements.

58

Class A
Net asset value and redemption price per share, ($128,682,229 ÷ 15,629,138 shares of beneficial interest issued and outstanding)	$8.23
Maximum sales charge (4.50% of offering price)	0.39

Maximum offering price to public	$8.62

Class B
Net asset value, offering price and redemption price per share, ($605,023 ÷ 75,066 shares of beneficial interest issued and outstanding)	$8.06

Class C
Net asset value, offering price and redemption price per share, ($80,756,883 ÷ 10,022,281 shares of beneficial interest issued and outstanding)	$8.06

Class R
Net asset value, offering price and redemption price per share, ($1,415,832 ÷ 172,232 shares of beneficial interest issued and outstanding)	$8.22

Class Z
Net asset value, offering price and redemption price per share, ($112,610,174 ÷ 13,573,240 shares of beneficial interest issued and outstanding)	$8.30

Class R6
Net asset value, offering price and redemption price per share, ($4,362,344 ÷ 526,097 shares of beneficial interest issued and outstanding)	$8.29

See Notes to Financial Statements.

PGIM Income Builder Fund	59

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $62,810 foreign withholding tax)	$4,370,006
Interest income	4,191,069
Affiliated dividend income	764,444
Income from securities lending, net (including affiliated income of $16,508)	21,215

Total income	9,346,734

Expenses
Management fee	1,370,528
Distribution fee(a)	707,744
Transfer agent’s fees and expenses (including affiliated expense of $45,440)(a)	211,115
Custodian and accounting fees	149,292
Shareholders’ reports	90,948
Registration fees(a)	46,288
Audit fee	26,104
Legal fees and expenses	11,387
Trustees’ fees	8,513
Miscellaneous	17,703

Total expenses	2,639,622
Less: Fee waiver and/or expense reimbursement(a)	(827,048)
Distribution fee waiver(a)	(39,164)

Net expenses	1,773,410

Net investment income (loss)	7,573,324

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(283,945))	(21,614,582)
Affiliated net capital gain distributions received	699,078
Futures transactions	122,491
Forward and cross currency contract transactions	32,930
Swap agreement transactions	560,661
Foreign currency transactions	(7,476)

(20,206,898)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,804,384))	(43,305,331)
Futures	110,687
Forward and cross currency contracts	178,637
Swap agreements	65,284
Foreign currencies	(767)

(42,951,490)

Net gain (loss) on investment and foreign currency transactions	(63,158,388)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(55,585,064)

See Notes to Financial Statements.

60

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	222,978	4,586	474,177	6,003	—	—
Transfer agent’s fees and expenses	88,233	3,794	43,694	1,182	74,143	69
Registration fees	8,056	4,267	8,682	7,638	9,830	7,815
Fee waiver and/or expense reimbursement	(312,740)	(9,382)	(190,359)	(11,150)	(288,353)	(15,064)
Distribution fee waiver	(37,163)	—	—	(2,001)	—	—

See Notes to Financial Statements.

PGIM Income Builder Fund	61

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,573,324	$14,806,651
Net realized gain (loss) on investment and foreign currency transactions	(20,905,976)	7,936,642
Affiliated net capital gain distributions received	699,078	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(42,951,490)	17,595,518

Net increase (decrease) in net assets resulting from operations	(55,585,064)	40,338,811

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,124,788)	(6,442,235)
Class B	(15,880)	(50,955)
Class C	(1,684,672)	(3,718,035)
Class R	(31,710)	(71,291)
Class Z	(3,105,263)	(5,983,556)
Class R6	(109,594)	(184,335)

	(8,071,907)	(16,450,407)

Tax return of capital distributions
Class A	—	(234,063)
Class B	—	(1,851)
Class C	—	(135,086)
Class R	—	(2,590)
Class Z	—	(217,398)
Class R6	—	(6,697)

	—	(597,685)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	36,811,135	73,837,097
Net asset value of shares issued in reinvestment of dividends and distributions	7,402,087	15,652,104
Cost of shares reacquired	(65,042,091)	(103,251,012)

Net increase (decrease) in net assets from Fund share transactions	(20,828,869)	(13,761,811)

Total increase (decrease)	(84,485,840)	9,528,908

Net Assets:
Beginning of period	412,918,325	403,389,417

End of period	$328,432,485	$412,918,325

See Notes to Financial Statements.

62

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of one fund: PGIM Income Builder Fund (the “Fund”) is a diversified fund for the purposes of the 1940 Act.

The investment objective of the Fund is seek income and long-term capital growth.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

PGIM Income Builder Fund	63

Notes to Financial Statements (unaudited) (continued)

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

64

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net

PGIM Income Builder Fund	65

Notes to Financial Statements (unaudited) (continued)

assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

66

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since

PGIM Income Builder Fund	67

Notes to Financial Statements (unaudited) (continued)

futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

68

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

PGIM Income Builder Fund	69

Notes to Financial Statements (unaudited) (continued)

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any

70

election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the

PGIM Income Builder Fund	71

Notes to Financial Statements (unaudited) (continued)

collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs): The Fund invested in MLPs. Distributions received from the Fund’s investment in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

72

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into subadvisory agreements with QMA LLC (“QMA”), Jennison Associates LLC, PGIM, Inc., PGIM Limited (on behalf of its PGIM Fixed Income unit), PGIM Real Estate and PGIM Real Estate (UK) Limited, (each a “Subadviser” and together, the “Subadvisers”). The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. The Manager pays for the services of the Subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

PGIM Income Builder Fund	73

Notes to Financial Statements (unaudited) (continued)

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to $1 billion and 0.65% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class B shares, 1.70% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class R shares, 0.70% of average daily net assets for Class Z shares and 0.70% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares.

74

For the reporting period ended April 30, 2020, PIMS received $151,368 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $112 and $3,160 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM, Inc., PGIM Limted, Jennison Associates LLC, PGIM Investments, PIMS, and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (formerly known as Prudential Institutional Money Market Fund) (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”and “Income from securities lending, net” respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

PGIM Income Builder Fund	75

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $180,030,856 and $191,743,951, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Affiliated mutual funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)
PGIM Core Ultra Short Bond Fund*	$10,599,251	$173,000,646	$178,533,893	$—
PGIM Institutional Money Market Fund*	17,284,425	57,347,660	64,003,686	12,645
PGIM QMA International Equity Fund (Class R6)*	3,176,536	14,527,167	—	(3,066,882)
PGIM QMA Strategic Alpha International Equity ETF*	10,697,380	—	—	(1,748,880)
PGIM Short Duration High Yield Income Fund (Class R6)*	20,563,438	673,975	10,875,000	(991,199)
PGIM Total Return Bond Fund (Class R6)	20,792,080	9,518,123	—	(1,010,068)

	$83,113,110	$255,067,571	$253,412,579	$(6,804,384)

Affiliated mutual funds	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distrib.
PGIM Core Ultra Short Bond Fund*	$—	$5,066,004	5,066,004	$90,729		$—
PGIM Institutional Money Market Fund*	(15,603)	10,625,441	10,627,567	16,508	**	—
PGIM QMA International Equity Fund (Class R6)*	—	14,636,821	2,411,338	477,167		—
PGIM QMA Strategic Alpha International Equity ETF*	—	8,948,500	200,000	130,778		—
PGIM Short Duration High Yield Income Fund (Class R6)*	(268,342)	9,102,872	1,119,664	11,685		—
PGIM Total Return Bond Fund (Class R6)	—	29,300,135	2,054,708	54,085		699,078

	$(283,945)	$77,679,773		$780,952		$699,078

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$370,424,118

Gross Unrealized Appreciation	15,890,866
Gross Unrealized Depreciation	(46,454,594)

Net Unrealized Depreciation	$(30,563,728)

The book basis may differ from tax basis due to certain tax-related adjustments.

76

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2019 of approximately $13,483,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class R, Class Z and Class R6.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	10,100	—	%*
Class B	61	—	%*

PGIM Income Builder Fund	77

Notes to Financial Statements (unaudited) (continued)

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	10	81%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	1,161,034	$10,991,115
Shares issued in reinvestment of dividends and distributions	333,779	3,042,265
Shares reacquired	(2,162,322)	(19,150,888)

Net increase (decrease) in shares outstanding before conversion	(667,509)	(5,117,508)
Shares issued upon conversion from other share class(es)	231,841	2,188,865
Shares reacquired upon conversion into other share class(es)	(103,973)	(989,745)

Net increase (decrease) in shares outstanding	(539,641)	$(3,918,388)

Year ended October 31, 2019:
Shares sold	1,672,862	$15,764,279
Shares issued in reinvestment of dividends and distributions	690,793	6,490,092
Shares reacquired	(3,641,941)	(33,864,753)

Net increase (decrease) in shares outstanding before conversion	(1,278,286)	(11,610,382)
Shares issued upon conversion from other share class(es)	945,183	9,070,452
Shares reacquired upon conversion into other share class(es)	(363,702)	(3,467,673)

Net increase (decrease) in shares outstanding	(696,805)	$(6,007,603)

Class B
Six months ended April 30, 2020:
Shares sold	1,731	$16,873
Shares issued in reinvestment of dividends and distributions	1,762	15,875
Shares reacquired	(14,169)	(133,781)

Net increase (decrease) in shares outstanding before conversion	(10,676)	(101,033)
Shares reacquired upon conversion into other share class(es)	(34,895)	(313,732)

Net increase (decrease) in shares outstanding	(45,571)	$(414,765)

Year ended October 31, 2019:
Shares sold	3,072	$29,368
Shares issued in reinvestment of dividends and distributions	5,767	52,806
Shares reacquired	(29,198)	(270,915)

Net increase (decrease) in shares outstanding before conversion	(20,359)	(188,741)
Shares reacquired upon conversion into other share class(es)	(51,415)	(476,949)

Net increase (decrease) in shares outstanding	(71,774)	$(665,690)

78

Class C	Shares	Amount
Six months ended April 30, 2020:
Shares sold	779,236	$7,285,882
Shares issued in reinvestment of dividends and distributions	178,282	1,590,598
Shares reacquired	(1,376,180)	(12,001,652)

Net increase (decrease) in shares outstanding before conversion	(418,662)	(3,125,172)
Shares reacquired upon conversion into other share class(es)	(168,330)	(1,505,809)

Net increase (decrease) in shares outstanding	(586,992)	$(4,630,981)

Year ended October 31, 2019:
Shares sold	1,704,279	$15,708,834
Shares issued in reinvestment of dividends and distributions	396,872	3,645,078
Shares reacquired	(2,597,954)	(23,643,831)

Net increase (decrease) in shares outstanding before conversion	(496,803)	(4,289,919)
Shares reacquired upon conversion into other share class(es)	(1,178,598)	(11,051,858)

Net increase (decrease) in shares outstanding	(1,675,401)	$(15,341,777)

Class R
Six months ended April 30, 2020:
Shares sold	12,471	$113,676
Shares issued in reinvestment of dividends and distributions	3,464	31,519
Shares reacquired	(24,136)	(235,232)

Net increase (decrease) in shares outstanding before conversion	(8,201)	(90,037)
Shares reacquired upon conversion into other share class(es)	(1,734)	(14,030)

Net increase (decrease) in shares outstanding	(9,935)	$(104,067)

Year ended October 31, 2019:
Shares sold	32,714	$309,924
Shares issued in reinvestment of dividends and distributions	7,829	73,372
Shares reacquired	(52,589)	(500,289)

Net increase (decrease) in shares outstanding	(12,046)	$(116,993)

Class Z
Six months ended April 30, 2020:
Shares sold	1,868,009	$17,685,756
Shares issued in reinvestment of dividends and distributions	283,794	2,612,234
Shares reacquired	(3,793,182)	(32,999,624)

Net increase (decrease) in shares outstanding before conversion	(1,641,379)	(12,701,634)
Shares issued upon conversion from other share class(es)	229,148	2,152,687
Shares reacquired upon conversion into other share class(es)	(157,559)	(1,523,707)

Net increase (decrease) in shares outstanding	(1,569,790)	$(12,072,654)

Year ended October 31, 2019:
Shares sold	4,239,459	$40,355,685
Shares issued in reinvestment of dividends and distributions	548,948	5,199,630
Shares reacquired	(4,734,303)	(44,177,541)

Net increase (decrease) in shares outstanding before conversion	54,104	1,377,774
Shares issued upon conversion from other share class(es)	672,125	6,434,135
Shares reacquired upon conversion into other share class(es)	(71,462)	(683,130)

Net increase (decrease) in shares outstanding	654,767	$7,128,779

PGIM Income Builder Fund	79

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2020:
Shares sold	76,097	$717,833
Shares issued in reinvestment of dividends and distributions	11,944	109,596
Shares reacquired	(58,630)	(520,914)

Net increase (decrease) in shares outstanding before conversion	29,411	306,515
Shares issued upon conversion from other share class(es)	591	5,471

Net increase (decrease) in shares outstanding	30,002	$311,986

Year ended October 31, 2019:
Shares sold	176,297	$1,669,007
Shares issued in reinvestment of dividends and distributions	20,151	191,126
Shares reacquired	(83,060)	(793,683)

Net increase (decrease) in shares outstanding before conversion	113,388	1,066,450
Shares issued upon conversion from other share class(es)	18,454	175,023

Net increase (decrease) in shares outstanding	131,842	$1,241,473

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

80

to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

PGIM Income Builder Fund	81

Notes to Financial Statements (unaudited) (continued)

When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

82

Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the

PGIM Income Builder Fund	83

Notes to Financial Statements (unaudited) (continued)

amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

84

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.69	$9.12	$9.62	$9.36	$9.39	$11.90
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.36	0.35	0.35	0.37	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.45)	0.62	(0.46)	0.32	0.06	(0.70)
Total from investment operations	(1.27)	0.98	(0.11)	0.67	0.43	(0.31)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.40)	(0.33)	(0.36)	(0.40)	(0.44)
Tax return of capital distributions	-	(0.01)	(0.06)	(0.05)	(0.06)	-
Distributions from net realized gains	-	-	-	-	-	(1.76)
Total dividends and distributions	(0.19)	(0.41)	(0.39)	(0.41)	(0.46)	(2.20)
Net asset value, end of period	$8.23	$9.69	$9.12	$9.62	$9.36	$9.39
Total Return(b):	(13.23)%	11.01%	(1.22)%	7.34%	4.76%	(2.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$128,682	$156,683	$153,762	$171,047	$165,090	$141,432
Average net assets (000)	$149,469	$153,066	$169,651	$167,079	$143,159	$109,965
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.81% (e)	0.85%	0.85%	0.85%	0.83%	0.78%
Expenses before waivers and/or expense reimbursement	1.28% (e)	1.28%	1.25%	1.27%	1.30%	1.37%
Net investment income (loss)	3.96% (e)	3.82%	3.63%	3.69%	4.05%	3.96%
Portfolio turnover rate(f)	48%	110%	114%	102%	90%	93%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	85

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.49	$8.94	$9.45	$9.19	$9.23	$11.74
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.29	0.27	0.28	0.30	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.42)	0.60	(0.46)	0.33	0.05	(0.70)
Total from investment operations	(1.27)	0.89	(0.19)	0.61	0.35	(0.38)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.33)	(0.27)	(0.31)	(0.34)	(0.37)
Tax return of capital distributions	-	(0.01)	(0.05)	(0.04)	(0.05)	-
Distributions from net realized gains	-	-	-	-	-	(1.76)
Total dividends and distributions	(0.16)	(0.34)	(0.32)	(0.35)	(0.39)	(2.13)
Net asset value, end of period	$8.06	$9.49	$8.94	$9.45	$9.19	$9.23
Total Return(b):	(13.52)%	10.20%	(2.08)%	6.69%	3.97%	(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$605	$1,145	$1,720	$2,332	$2,575	$3,083
Average net assets (000)	$922	$1,417	$2,080	$2,532	$2,762	$3,824
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.57% (e)	1.60%	1.60%	1.60%	1.58%	1.51%
Expenses before waivers and/or expense reimbursement	3.62% (e)	3.36%	2.96%	1.97%	2.00%	2.09%
Net investment income (loss)	3.27% (e)	3.12%	2.88%	2.95%	3.34%	3.24%
Portfolio turnover rate(f)	48%	110%	114%	102%	90%	93%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

86

Class C Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.49	$8.94	$9.44	$9.18	$9.23	$11.74
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.28	0.27	0.27	0.30	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.42)	0.61	(0.45)	0.34	0.04	(0.69)
Total from investment operations	(1.27)	0.89	(0.18)	0.61	0.34	(0.38)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.33)	(0.27)	(0.31)	(0.34)	(0.37)
Tax return of capital distributions	-	(0.01)	(0.05)	(0.04)	(0.05)	-
Distributions from net realized gains	-	-	-	-	-	(1.76)
Total dividends and distributions	(0.16)	(0.34)	(0.32)	(0.35)	(0.39)	(2.13)
Net asset value, end of period	$8.06	$9.49	$8.94	$9.44	$9.18	$9.23
Total Return(b):	(13.52)%	10.32%	(1.98)%	6.69%	3.86%	(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80,757	$100,653	$109,767	$129,397	$108,543	$75,622
Average net assets (000)	$95,356	$103,441	$123,584	$122,174	$88,099	$44,389
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.56% (e)	1.60%	1.60%	1.60%	1.58%	1.55%
Expenses before waivers and/or expense reimbursement	1.96% (e)	1.96%	1.94%	1.98%	2.00%	2.05%
Net investment income (loss)	3.21% (e)	3.09%	2.88%	2.93%	3.27%	3.19%
Portfolio turnover rate(f)	48%	110%	114%	102%	90%	93%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	87

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.68	$9.10	$9.61	$9.34	$9.38	$11.89
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.34	0.31	0.33	0.35	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.45)	0.63	(0.45)	0.33	0.05	(0.69)
Total from investment operations	(1.28)	0.97	(0.14)	0.66	0.40	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.38)	(0.31)	(0.34)	(0.38)	(0.42)
Tax return of capital distributions	-	(0.01)	(0.06)	(0.05)	(0.06)	-
Distributions from net realized gains	-	-	-	-	-	(1.76)
Total dividends and distributions	(0.18)	(0.39)	(0.37)	(0.39)	(0.44)	(2.18)
Net asset value, end of period	$8.22	$9.68	$9.10	$9.61	$9.34	$9.38
Total Return(b):	(13.36)%	10.88%	(1.58)%	7.20%	4.40%	(2.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,416	$1,762	$1,768	$610	$561	$359
Average net assets (000)	$1,610	$1,787	$1,196	$579	$404	$427
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.06% (e)	1.10%	1.10%	1.10%	1.08%	1.03%
Expenses before waivers and/or expense reimbursement	2.70% (e)	2.48%	3.02%	1.73%	1.75%	1.82%
Net investment income (loss)	3.71% (e)	3.57%	3.25%	3.41%	3.76%	3.69%
Portfolio turnover rate(f)	48%	110%	114%	102%	90%	93%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

88

Class Z Shares
	Six Months Ended April 30, 2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.76	$9.18	$9.69	$9.42	$9.45	$11.96
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.39	0.37	0.38	0.40	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.45)	0.63	(0.46)	0.33	0.05	(0.69)
Total from investment operations	(1.25)	1.02	(0.09)	0.71	0.45	(0.28)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.42)	(0.36)	(0.39)	(0.42)	(0.47)
Tax return of capital distributions	-	(0.02)	(0.06)	(0.05)	(0.06)	-
Distributions from net realized gains	-	-	-	-	-	(1.76)
Total dividends and distributions	(0.21)	(0.44)	(0.42)	(0.44)	(0.48)	(2.23)
Net asset value, end of period	$8.30	$9.76	$9.18	$9.69	$9.42	$9.45
Total Return(b):	(13.12)%	11.44%	(1.08)%	7.67%	4.98%	(2.33)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$112,610	$147,834	$133,029	$142,478	$84,046	$74,114
Average net assets (000)	$141,421	$135,434	$141,463	$119,795	$64,595	$45,082
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.56% (e)	0.60%	0.60%	0.60%	0.58%	0.56%
Expenses before waivers and/or expense reimbursement	0.97% (e)	0.97%	0.96%	0.98%	1.00%	1.03%
Net investment income (loss)	4.21% (e)	4.06%	3.87%	3.90%	4.35%	4.15%
Portfolio turnover rate(f)	48%	110%	114%	102%	90%	93%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	89

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,		December 30, 2016(a) through October 31,
	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.76	$9.18	$9.69	$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.38	0.37	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.46)	0.64	(0.46)	0.31
Total from investment operations	(1.26)	1.02	(0.09)	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.42)	(0.36)	(0.31)
Tax return of capital distributions	-	(0.02)	(0.06)	(0.05)
Total dividends and distributions	(0.21)	(0.44)	(0.42)	(0.36)
Net asset value, end of period	$8.29	$9.76	$9.18	$9.69
Total Return(c):	(13.13)%	11.33%	(1.07)%	6.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,362	$4,840	$3,343	$2,622
Average net assets (000)	$4,953	$4,163	$3,088	$1,384
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.56% (f)	0.60%	0.60%	0.60%	(f)
Expenses before waivers and/or expense reimbursement	1.17% (f)	1.05%	1.32%	0.90%	(f)
Net investment income (loss)	4.20% (f)	4.04%	3.85%	3.74%	(f)
Portfolio turnover rate(g)	48%	110%	114%	102%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

90

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Income Builder Fund	91

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

	PGIM Real Estate PGIM Real Estate (UK) Limited	7 Giralda Farms Madison, NJ 07940 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Income Builder Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INCOME BUILDER FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PCGAX	PBCFX	PCCFX	PCLRX	PDCZX	PCGQX
CUSIP	74442X108	74442X207	74442X306	74442X405	74442X504	74442X769

MFSP504E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	June 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	June 17, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	June 17, 2020